RELATED PARTY BALANCES AND TRANSACTIONS (Details 2) (Ms. Kou Xiaohong)	12 Months Ended
Dec. 31, 2014
Beijing Blue IT
Related party balances and transactions
Percentage ownership held by related party	100.00%
HCI
Related party balances and transactions
Percentage ownership held by related party	100.00%